Short-term debt and short-term debt from related parties (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,010,536,000	€ 760,279,000
Short-term debt from related parties	40,800,000	9,000,000
Short-term debt and short-term debt from related parties	1,051,336,000	769,279,000
Commercial paper borrowing limit	1,000,000,000
Remaining borrowing capacity	55,000,000	320,000,000
Offset amount	109,152,000	318,654,000
Short term borrowing from related party	400,000,000
Commercial paper program
Long-term Debt and Capital Lease Obligations.
Short-term debt	944,814,000	679,886,000
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations.
Short-term debt	64,634,000	79,313,000
Other
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,088,000	€ 1,080,000